Lease Transactions	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Lease Transactions	LEASE TRANSACTIONS
Lease transactions as a lessee
Right-of-use assets of finance leases, which are principally related to data processing equipment and included in Premises and equipment in the accompanying consolidated balance sheets, amounted to ¥24,430 million and ¥21,035 million at March 31, 2024 and 2025, respectively. Lease liabilities of these finance leases, which are included in Long-term debt in the accompanying consolidated balance sheets, amounted to ¥26,055 million and ¥21,460 million at March 31, 2024 and 2025, respectively.
Right-of-use assets of operating leases, which are principally related to office space and equipment are included in Other assets in the accompanying consolidated balance sheets, amounted to ¥235,548 million and ¥247,221 million at March 31, 2024 and 2025, respectively. Lease liabilities of these operating leases, which are included in Other liabilities in the accompanying consolidated balance sheets, amounted to ¥329,267 million and ¥341,499 million at March 31, 2024 and 2025, respectively.
For the fiscal years ended March 31, 2024 and 2025, the MUFG Group recognized ¥18,112 million and ¥19,520 million, respectively, of impairment losses for Right-of-use assets of operating leases, where recovery of the carrying amount is doubtful. The losses are included in Other non-interest expenses.
The discount rates used in determining the present value of leases are the MUFG Group’s incremental borrowing rate, developed based upon each lease’s term and currency of payment. The lease term includes options to extend the lease when it is reasonably certain that the MUFG Group will exercise that option. The MUFG Group has elected to exclude leases with original terms of less than one year from the operating lease right-of-use assets and lease liabilities. The MUFG Group’s lease arrangements that have not yet commenced as of March 31, 2025 are not material. Variable lease costs did not have a material impact on the MUFG Group’s results of operations.
The following table presents profit or loss of lease transactions as a lessee for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023 (As Adjusted)	2024 (As Adjusted)	2025
	(in millions)
Finance lease cost:
Amortization of right-of-use assets	¥5,672	¥6,352	¥6,277
Interest on lease liabilities	218	341	373
Operating lease cost	67,297	65,719	67,281
The following table presents information of lease transactions as a lessee for the fiscal years ended March 31, 2024 and 2025:

	2024 (As Adjusted)	2025
	(in millions, except years and percentages)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥339	¥372
Operating cash flows from operating leases	92,594	89,159
Financing cash flows from finance leases	9,251	9,240
Right-of-use assets obtained in exchange for new finance lease liabilities	15,987	4,657
Right-of-use assets obtained in exchange for new operating lease liabilities	51,764	40,608
Weighted-average remaining lease term:
Finance leases	3.8 years	3.5 years
Operating leases	7.3 years	6.8 years
Weighted-average discount rate:
Finance leases	1.17%	1.26%
Operating leases	1.48%	1.93%
Maturities of lease liabilities as of March 31, 2025 are as follows:

	Finance leases	Operating leases
	(in millions)
2026	¥7,485	¥82,508
2027	6,063	69,847
2028	4,733	56,177
2029	2,622	38,702
2030	676	25,144
2031 and thereafter	451	92,377
Total undiscounted cash flows	22,030	364,755
Difference between undiscounted and discounted cash flows	(570)	(23,256)
Amount on balance sheet	¥21,460	¥341,499
Lease transactions as a lessor
As part of its financing activities, the MUFG Group enters into leasing arrangements with customers. The MUFG Group’s leasing operations are conducted through leasing subsidiaries and consist principally of various types of data processing equipment, office equipment and transportation equipment. Sales type and direct financing lease are presented in loans. In certain case, the MUFG Group requests lessees to deposit in advance an amount nearly equal or equal to the residual value of leased assets.
The following table presents profit or loss of lease transactions as a lessor for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023 (As Adjusted)	2024 (As Adjusted)	2025
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥130,654	¥145,433	¥147,667
Operating leases:
Lease income	6,980	8,546	10,780
Total	¥137,634	¥153,979	¥158,447
Finance income on net investment is included in Interest income—Loans, including fees in the consolidated statements of income. Lease income from operating lease transactions is included in Other non-interest income in the consolidated statements of income.
The following table presents the components of sales type and direct financing leases transactions as of March 31, 2024 and 2025:

	2024 (As Adjusted)	2025
	(in millions)
Lease receivables (undiscounted)	¥2,264,022	¥2,202,205
Adjustments:
Discounted unguaranteed residual value	7,446	7,772
Initial direct cost on sales type and direct financing leases	36,347	32,822
Deferred selling profit	(398,812)	(366,108)
Net investment in sales type and direct financing leases	¥1,909,003	¥1,876,691
The following table presents maturity of the lease receivables of sales type and direct financing lease transactions including a reconciliation of undiscounted cash flows to the lease receivables recognized on balance sheet, and the lease payments of operating lease transactions as of March 31, 2025:

	Lease receivables of sales type and direct financing lease	Lease payments of operating leases
	(in millions)
2026	¥573,406	¥10,544
2027	523,333	8,480
2028	399,779	7,614
2029	315,258	7,060
2030	208,871	5,389
2031 and thereafter	181,558	68,804
Total undiscounted cash flows	2,202,205	107,891
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(325,514)
Amount on balance sheet	¥1,876,691
The carrying amounts of the underlying assets under operating leases as of March 31, 2024 and 2025 were ¥99,005 million and ¥142,964 million respectively.